ACQUISITION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Purchase Consideration
Amount of consideration:			$ 16,000,000	$ 3,000,000	$ 3,000,000	$ 0
Tangible assets acquired and liabilities assumed at fair value
Cash	$ 0	$ 477,000	0	477,000	477,000	0
Accounts receivable	7,129,000	676,000	7,129,000	676,000	676,000	0
Inventories	18,234,000	3,329,000	18,234,000	3,329,000	3,329,000	0
Property and equipment	3,868,000	1,470,000	3,868,000	1,470,000	1,470,000	0
Prepaid expenses	1,209,000	55,000	1,209,000	55,000
Accounts payable and deferred revenue	(2,079,000)	(423,000)	(2,079,000)	(423,000)	(423,000)	0
Deferred rent	0	(167,000)	0	(167,000)	(167,000)	0
Accounts payable	(2,079,000)		(2,079,000)
Accrued expenses	(451,000)	(378,000)	(451,000)	(378,000)	(378,000)	0
Net tangible assets acquired	27,910,000	5,039,000	27,910,000	5,039,000	5,039,000	0
Identifiable intangible assets
Total Identifiable Intangible Assets	3,620,000	710,000	3,620,000	710,000	710,000	0
Total net assets acquired	31,530,000	5,749,000	31,530,000	5,749,000	5,749,000
Consideration paid			16,000,000	3,000,000	3,000,000	0
Gain on bargain purchase	3,691,000	2,237,000	15,530,000	2,749,000	2,749,000	0
Integrated Microwave Technologies [Member]
Purchase Consideration
Amount of consideration:					3,000,000
Tangible assets acquired and liabilities assumed at fair value
Cash					477,000
Accounts receivable					676,000
Inventories					3,329,000
Property and equipment					1,470,000
Prepaid expenses					55,000
Accounts payable and deferred revenue					(423,000)
Deferred rent					(167,000)
Accrued expenses					(378,000)
Net tangible assets acquired					5,039,000
Identifiable intangible assets
Total Identifiable Intangible Assets					710,000
Total net assets acquired					5,749,000
Consideration paid					3,000,000
Gain on bargain purchase					2,749,000
Trademarks and Trade Names [Member]
Identifiable intangible assets
Total Identifiable Intangible Assets	1,100,000		1,100,000		350,000
Customer Relationships [Member]
Identifiable intangible assets
Total Identifiable Intangible Assets	$ 2,520,000	$ 360,000	$ 2,520,000	$ 360,000	$ 360,000	$ 0